Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33107
Entity Registrant Name	CANADIAN SOLAR INC.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	4273 King Street East, Suite 102
Entity Address, City or Town	Kitchener, Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2P 2E9
Title of 12(b) Security	Common shares with no par value
Trading Symbol	CSIQ
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	67,810,136
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shanghai, China
Auditor Firm ID	1113
Entity Central Index Key	0001375877
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Xinbo Zhu
Entity Address, Address Line One	4273 King Street East, Suite 102
Entity Address, City or Town	Kitchener, Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2P 2E9
Country Region	1
City Area Code	519
Local Phone Number	837-1881